                       SUPPLEMENT DATED JUNE 9, 2017 TO

              PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following portfolio name changes took effect on June 5, 2017:

               OLD NAME                                 NEW NAME
---------------------------------------------------------------------------------
Janus Aspen Series -- Balanced           Janus Aspen Series -- Janus Henderson
Portfolio -- Service Shares              Balanced Portfolio -- Service Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio    Janus Aspen Series -- Janus Henderson
-- Service Shares                        Forty Portfolio -- Service Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Overseas           Janus Aspen Series -- Janus Henderson
Portfolio -- Service Shares              Overseas Portfolio -- Service Shares
---------------------------------------------------------------------------------

All references to the portfolios in the prospectus and statement of additional information are revised accordingly.